Related party transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions

30. Related party transactions
Until June 30, 2023, the Bank’s principal related parties consisted of eHDFC (Principal owner), subsidiaries of eHDFC and affiliates of the Bank (Others). With effect from July 1, 2023, the Bank has acquire
d 100%

of the share capital of eHDFC by way of amalgamation at the acquisition date (the “Transaction”). Consequently, subsidiaries of eHDFC became subsidiaries/ associate of HDFC Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain related parties. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are in the normal course of business and are summarized as follows:
Balances payable to related parties are as follows:

	As of March 31,
	2025				2026
	Others		Total		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	2,349.0	Rs.	2,349.0	Rs.	3,154.1	Rs.	3,154.1	US$	33.6
Balances in interest-bearing deposits		462.6		462.6		2,427.6		2,427.6		25.9
Accrued expenses and other liabilities		110.8		110.8		—		—		—

Total	Rs.	2,922.4	Rs.	2,922.4	Rs.	5,581.7	Rs.	5,581.7	US$	59.5

Balances receivable from related parties are as follows:

	As of March 31,
	2025				2026
	Others		Total		Others		Total		Total
	(In millions)
Loans	Rs.	28.2	Rs.	28.2	Rs.	20.0	Rs.	20.0	US$	0.2
Other assets		1,713.7		1,713.7		1,419.5		1,419.5		15.1
Investments available for sale securities		28,498.1		28,498.1		28,449.4		28,449.4		303.2

Total	Rs.	30,240.0	Rs.	30,240.0	Rs.	29,888.9	Rs.	29,888.9	US$	318.5

Purchase of property and equipment from related parties for the fiscal years ended March 31, 2025 and March 31,2026 is Rs. 2.9 million and nil respectively.
Purchase and sale of investments from related parties for the fiscal year ended March
 31, 2026 is nil (previous year nil) and Rs. 5,753.3 million (previous year Rs. 10,131.7 million), respectively. Investments of related parties in
the Bank’s subordinated debt for the fiscal year ended March 31, 2026 were Rs. 9,191.0 million (previous year Rs. 12,191.0 million).

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2024			2025			2026
	Principal owner	Others	Total	Principal owner	Others	Total	Principal owner	Others	Total	Total
	(In millions)
Non-interest revenue - Fees and commissions	Rs. 1,670.2	Rs. 8,205.3	Rs. 9,875.5	Rs. —	Rs. 6,996.6	Rs. 6,996.6	Rs. —	Rs. 6,824.6	Rs. 6,824.6	US$	72.7
Interest and dividend revenue	—	3,242.9	3,242.9	—	732.0	732.0	—	1,097.9	1,097.9		11.7
Interest expense - Deposits	(30.6)	(115.4)	(146.0)	—	(29.0)	(29.0)	—	(31.5)	(31.5)		(0.3)
Non-interest expense - Administrative and other	(2,424.6)	(4,140.1)	(6,564.7)	—	(2,179.8)	(2,179.8)	—	(3,546.7)	(3,546.7)		(37.8)
Non-interest expense - Premises and equipment	(0.5)	(1.2)	(1.7)	—	(1.2)	(1.2)	—	(1.2)	(1.2)		—
Interest expense - Others	—	(514.7)	(514.7)	—	(856.4)	(856.4)	—	(866.9)	(866.9)		(9.2)
Non-interest revenue - Others	—	78.0	78.0	—	—	—	—	2.1	2.1		—
During the fiscal year ended March 31, 2026, the Bank issued Guarantees on behalf of Others for Rs. 2.5 million (previous year Rs. 2.5 million).
For contributions made to provident funds and pension funds set up by the Bank, see note 25—Retirement benefits.